PROVISION FOR LEGAL CLAIM (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	May 08, 2025	May 17, 2024	Jul. 13, 2022	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Damage value			$ 5,000,000
Litigation interest	$ 817,787			$ 223,089		$ 817,787
Plaintiff total				(223,089)
Proceeds from insurance	8,948,085				$ 1,252,076	1,252,076
Initial good faith payments	$ 1,791,000					$ 1,791,000
Cyberlab [Member]
Litigation interest		$ 6,307,258
Cyberlab VTU [Member]
Damage value		1,900,000
Litigation interest		709,973
Damage cost		64,303
Plaintiff total		920,231
Initial good faith payments		1,791,000
Cyberlab VTU [Member] | Gabriel Rene and Daniel Mapes [Member]
Proceeds from insurance		$ 1,666,000